Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

Administrator Class

Supplement dated April 24, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on December 17, 2007, December 19, 2007, January 18, 2008, March 21, 2008, April 1, 2008, and

April 7, 2008.

This supplement contains important information about the Fund referenced above.

Effective at the close of business on April 23, 2008, the Administrator Class shares of the Wells Fargo Advantage Large Company Core Fund are closed to new investors and new investments.

LCAM058/P103SP4

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

Administrator Class

Supplement dated April 24, 2008, to the Statement of Additional Information dated April 1, 2008, as previously supplemented on April 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective at the close of business on April 23, 2008, the Administrator Class shares of the Wells Fargo Advantage Large Company Core Fund are closed to new investors and new investments.